Share-based compensation plans (Share options number and weighted average price) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 CAD ($) shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares CAD ($) $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
Beginning of year | shares			3,053,571			3,458,001
Options granted | shares			0			0
Options expired | shares			0			(2,475)
Options exercised		(1,657,282)	(1,657,282)		(401,955)	(401,955)
End of year | shares			1,396,289			3,053,571
Weighted average exercisable price - beginning of year				$ 15.75			$ 16.72
Weighted average exercisable price for options granted				0			0
Weighted average exercisable price for options expired				0			26.81
Weighted average exercise price for options exercised				16.62			23.96
Weighted average exercisable price - end of year				$ 14.73			$ 15.75
Exercisable | shares	1,396,289	1,396,289	1,396,289	1,396,289	3,053,571	3,053,571	3,053,571
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options | shares	1,396,289	1,396,289	1,396,289	1,396,289	3,053,571	3,053,571	3,053,571	3,458,001
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement	$ 14.73	$ 14.73	$ 14.73	$ 14.73	$ 15.75	$ 15.75	$ 15.75	$ 16.72
Number Of Share Options Exercisable In Sharebased Payment Arrangement | shares	1,396,289	1,396,289	1,396,289	1,396,289	3,053,571	3,053,571	3,053,571
Options exercisable - Weighted average exercisable price	$ 14.73	$ 14.73	$ 14.73	$ 14.73	$ 15.75	$ 15.75	$ 15.75
$11.32 - 14.70 [member]
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
End of year | shares			658,804
Weighted average exercisable price - end of year				$ 14.08
Exercisable | shares	658,804	658,804	658,804	658,804
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options | shares	658,804	658,804	658,804	658,804
Options outstanding - Weighted average remaining life	1 year 3 months 18 days
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement	$ 14.08	$ 14.08	$ 14.08	$ 14.08
Number Of Share Options Exercisable In Sharebased Payment Arrangement | shares	658,804	658,804	658,804	658,804
Options exercisable - Weighted average exercisable price	$ 14.08	$ 14.08	$ 14.08	$ 14.08
$11.32 - 14.70 [member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option price per share	11.32	11.32	11.32	11.32
$11.32 - 14.70 [member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option price per share	$ 14.7	$ 14.7	$ 14.7	14.7
$14.71 - 16.38 [member]
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
End of year | shares			737,485
Weighted average exercisable price - end of year				$ 15.32
Exercisable | shares	737,485	737,485	737,485	737,485
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options | shares	737,485	737,485	737,485	737,485
Options outstanding - Weighted average remaining life	3 years
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement	$ 15.32	$ 15.32	$ 15.32	$ 15.32
Number Of Share Options Exercisable In Sharebased Payment Arrangement | shares	737,485	737,485	737,485	737,485
Options exercisable - Weighted average exercisable price	$ 15.32	$ 15.32	$ 15.32	$ 15.32
$14.71 - 16.38 [member] | Bottom of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option price per share	14.71	14.71	14.71	14.71
$14.71 - 16.38 [member] | Top of range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Option price per share	$ 16.38	$ 16.38	$ 16.38	$ 16.38